FAIR VALUE MEASUREMENTS (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs of Warrants		12 Months Ended
	Aug. 15, 2024	Dec. 31, 2024
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Volatility		74.82%
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Volatility	80.23%	77.69%
Dividend yield	0.00%	0.00%